Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Movement Of Goodwill
Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2021	$346,418
Goodwill acquired (1)	20
Effect of currency translation remeasurement	(36,544)

Balance as of December 31, 2022	$309,894
Effect of currency translation remeasurement	16,117

Balance as of December 31, 2023	$326,011

(1)	Working capital adjustment in the first quarter of fiscal year 2022 for the FanHub acquisition